Income taxes - Uncertain Tax Positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) subsidiary	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2018 USD ($)
Permanent Differences
Balance at the beginning of the year	$ 24.2	$ 19.8	$ 15.0
Changes in prior year tax positions	0.2
Tax positions taken during the current year	3.8	4.4	5.0
Lapse in statute of limitations	(0.5)		(0.2)
Settlements with tax authorities	(0.3)
Balance at the end of the year	27.4	24.2	19.8
Temporary Differences
Balance at the beginning of the year	4.1	6.6	6.7
Changes in prior year tax positions	(0.1)
Tax positions taken during the current year	(2.2)	(2.5)	(0.1)
Balance at the beginning of the year	1.8	4.1	6.6
Interest and Penalties
Balance at the beginning of the year	0.2		0.1
Changes in prior year tax positions	0.1
Tax positions taken during the current year		0.2
Lapse in statute of limitations			(0.1)
Settlements with tax authorities	(0.2)
Balance at the end of the year	0.1	0.2
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized Tax Benefits, Beginning Balance	28.5	26.4	21.8
Changes in prior year tax positions	0.2
Tax positions taken during the current year	1.6	2.1	4.9
Lapse in statute of limitations	(0.5)		(0.3)
Settlements with tax authorities	(0.5)
Unrecognized Tax Benefits, Ending Balance	29.3	28.5	26.4
Reversal of reserves for unrecognized tax benefits on permanent differences and interest and penalties	27.4			$ 63.9
Reversal of reserves for unrecognized tax benefits on temporary differences	$ 1.8			$ 0.2
Number of subsidiaries claimed deductions for interest paid on intra-group debt instruments | subsidiary	2
Interest income (expense)		0.2	$ (0.1)
Accrued interest	$ 0.1	$ 0.2
Swedish Tax Authority | Sweden subsidiaries
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Interest income (expense)	$ (0.1)